Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,642,520	$ 2,623,757
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	72,353	84,904
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	66,722	101,152
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,332	4,243
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,570,303	1,710,574
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,724	9,424
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	172,267	193,110
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	978	1,792
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 51,319	$ 69,445